LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
TIMBERLAND LEASES
    U.S. timberland leases typically have initial terms of approximately 30 to 65 years, with renewal provisions in some cases.
OTHER NON-TIMBERLAND LEASES
    In addition to timberland holdings, we lease properties for certain office locations. Significant leased properties include a regional office in Lufkin, Texas and a Pacific Northwest Timber office in Hoquiam, Washington.
LEASE MATURITIES, LEASE COST AND OTHER LEASE INFORMATION
    The following table details our undiscounted lease obligations as of December 31, 2024 by type of lease and year of expiration:

	Year of Expiration
Lease Obligations	Total	2025	2026	2027	2028	2029	Thereafter
Operating lease liabilities	$25,400	$3,433	$2,694	$2,603	$2,264	$2,240	$12,166
Total Undiscounted Cash Flows	$25,400	$3,433	$2,694	$2,603	$2,264	$2,240	$12,166
Imputed interest	(6,812)
Balance at December 31, 2024	$18,588
Less: Current portion	(2,328)
Non-current portion at December 31, 2024	$16,260

The following table details components of our lease cost for the years ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
Lease Cost Components	2024	2023	2022
Operating lease cost	$3,627	$4,449	$4,017
Variable lease cost (a)	395	533	744
Total lease cost (b)	$4,022	$4,982	$4,761

(a)    The majority of timberland leases are subject to increases or decreases based on either the Consumer Price Index, Producer Price Index or market rates.
(b)    Short-term leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease expense for these leases are expensed on a straight line basis over the lease term. Short-term lease expense was not material for the year ended December 31, 2024.
The following table details components of our lease cost for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
Supplemental Cash Flow Information Related to Leases:	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,407	$2,081	$1,653
Investing cash flows from operating leases	2,220	2,368	2,364
Total cash flows from operating leases	$3,627	$4,449	$4,017

Weighted-average remaining lease term in years - operating leases	11	11	11
Weighted-average discount rate - operating leases	6%	6%	4%

We apply the following practical expedients as allowed under ASC 842:

Practical Expedient	Description
Short-term leases	We do not record right-of-use assets or liabilities for short-term leases (a lease that at commencement date has a lease term of 12 months or less and does not contain a purchase option that is reasonably certain to be exercised).
Separation of lease and non-lease components	We do not separate non-lease components from the associated lease components if they have the same timing and pattern of transfer and, if accounted for separately, would both be classified as an operating lease.

LEASES	LEASES
TIMBERLAND LEASES
    U.S. timberland leases typically have initial terms of approximately 30 to 65 years, with renewal provisions in some cases.
OTHER NON-TIMBERLAND LEASES
    In addition to timberland holdings, we lease properties for certain office locations. Significant leased properties include a regional office in Lufkin, Texas and a Pacific Northwest Timber office in Hoquiam, Washington.
LEASE MATURITIES, LEASE COST AND OTHER LEASE INFORMATION
    The following table details our undiscounted lease obligations as of December 31, 2024 by type of lease and year of expiration:

	Year of Expiration
Lease Obligations	Total	2025	2026	2027	2028	2029	Thereafter
Operating lease liabilities	$25,400	$3,433	$2,694	$2,603	$2,264	$2,240	$12,166
Total Undiscounted Cash Flows	$25,400	$3,433	$2,694	$2,603	$2,264	$2,240	$12,166
Imputed interest	(6,812)
Balance at December 31, 2024	$18,588
Less: Current portion	(2,328)
Non-current portion at December 31, 2024	$16,260

The following table details components of our lease cost for the years ended December 31, 2024, 2023, and 2022:

	Year Ended December 31,
Lease Cost Components	2024	2023	2022
Operating lease cost	$3,627	$4,449	$4,017
Variable lease cost (a)	395	533	744
Total lease cost (b)	$4,022	$4,982	$4,761

(a)    The majority of timberland leases are subject to increases or decreases based on either the Consumer Price Index, Producer Price Index or market rates.
(b)    Short-term leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease expense for these leases are expensed on a straight line basis over the lease term. Short-term lease expense was not material for the year ended December 31, 2024.
The following table details components of our lease cost for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
Supplemental Cash Flow Information Related to Leases:	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,407	$2,081	$1,653
Investing cash flows from operating leases	2,220	2,368	2,364
Total cash flows from operating leases	$3,627	$4,449	$4,017

Weighted-average remaining lease term in years - operating leases	11	11	11
Weighted-average discount rate - operating leases	6%	6%	4%

We apply the following practical expedients as allowed under ASC 842:

Practical Expedient	Description
Short-term leases	We do not record right-of-use assets or liabilities for short-term leases (a lease that at commencement date has a lease term of 12 months or less and does not contain a purchase option that is reasonably certain to be exercised).
Separation of lease and non-lease components	We do not separate non-lease components from the associated lease components if they have the same timing and pattern of transfer and, if accounted for separately, would both be classified as an operating lease.